REPORTABLE SEGMENTS - Schedule of Assets and Liabilities by Reportable Segment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total assets	$ 1	$ 1	$ 3
Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
Total assets	6,336,192	7,119,855	3,594,280
Total liabilities	4,434,548	4,925,503	1,883,109
Galaxy Digital Holdings, LP | Digital Assets
Segment Reporting Information [Line Items]
Total assets	3,169,254	3,723,814	1,978,031
Total liabilities	2,691,823	3,163,499	1,679,765
Galaxy Digital Holdings, LP | Data Centers
Segment Reporting Information [Line Items]
Total assets	264,600	199,694	114,529
Total liabilities	0	0	0
Galaxy Digital Holdings, LP | Treasury and Corporate
Segment Reporting Information [Line Items]
Total assets	2,902,338	3,196,347	1,501,720
Total liabilities	$ 1,742,725	$ 1,762,004	$ 203,344